Condensed Consolidating Financial Information (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Holding company ownership in subsidiaries	100.00%
GE ownership percentage	49.00%	49.00%
Comcast Holdings' ZONES due October 2029 [Member]
Principal amount of debt securities subject to guarantee	$ 185,000,000
Comcast Holdings' ZONES due November 2029 [Member]
Principal amount of debt securities not subject to guarantee	62,000,000
Comcast And Comcast Cable Communications Llc Member [Member]
Credit facility borrowing capacity	6,250,000,000
Nbcuniversal Enterprise Member [Member]
Principal amount of debt securities subject to guarantee	4,000,000,000
Credit facility borrowing capacity	$ 1,350,000,000